Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

a.	Israeli taxation:

1.
Industry Encouragement (Taxes) Law, 1969

In accordance with this status and by virtue of published regulations, the Company is entitled to claim a depreciation deduction at increased rates in respect of equipment used in industrial activity, as stipulated in regulations by virtue of the Adjustments Law. In addition, the Company is entitled to a reduction in respect of a patent or the right to utilize a patent or knowledge, used for the development or promotion of the plant, to deduct expenses for the issuance of shares listed on the stock exchange and to file a consolidated report under certain conditions.

2.	Ordinary taxable income in Israel is subject to a corporate tax rate of 23%.

3.	The Company has not received any final tax assessments since inception. As of December 31, 2023, the Company’s tax years until December 31, 2016 are subject to statutes of limitation in Israel.

4.	The Company has net operating losses from prior tax periods which may be subjected to examination in future periods.

5.
Measurement of taxable income in U.S. dollars:

The Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income), 1986. Accordingly, results for tax purposes are measured in terms of earnings in dollars.

b.
Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

As of December 31, 2023, certain foreign subsidiaries of the Company had undistributed earnings of $25,585, which were designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes. The Company has estimated the amount of unrecognized deferred tax liability related to these earnings to be approximately $5,885.

c.	The components of the net profit (loss) before the provision for income taxes were as follows:

	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Israel	(83,028)	(170,138)	(120,835)
Foreign	8,800	(31,279)	(10,961)

Total	(74,228)	(201,417)	(131,797)

d.	The provision for income taxes was as follows:

	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Current:
Israel	$-	$-	$-
Foreign	$795	$1,512	$2,059

Total current income tax expense	$795	$1,512	$2,059

Deferred:
Israel	-	-	-
Foreign	(90)	(7,524)	(51)

Total deferred income tax (benefit) expense	(90)	(7,524)	(51)

Total provision for income taxes	$705	$(6,012)	$2,008

e.	Reconciliation of the theoretical tax expenses: A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year Ended December 31,
	2021	2022	2023
	(in thousands)

Theoretical income tax expense (benefit)	(17,072)	$(46,326)	$(30,313)
Change in valuation allowance	26,822	43,134	28,471
Return to provision true ups	(2,490)	395	884
Foreign tax rate differentials	(76)	311	352
Shared Based Compensations non-deductible (taxable)	(8,148)	(929)	2,402
Non-deductible expenses	1,517	820	512
Tax rate change impact	-	(1,883)	(139)
Foreign exchange impact	273	874	(430)
State Taxes	63	(316)	170
Valuation allowance on acquisition balances	-	(3,482)	-
R&D credits	-	-	(208)
Other	(184)	1,390	307

Total	$705	$(6,012)	$2,008

f.
Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31,
	2022	2023
	(in thousands)

Deferred tax assets:
Net operating loss carryforwards *)	75,766	88,395
Research and development expenses	9,186	21,056
Leasing liabilities	4,588	5,350
Accruals and reserves	848	460
Share-based compensation	7,758	8,902
Deferred IPO costs	346	-
R&D tax credits	351	351
Bad debt	157	149
Unrealized Losses from marketable securities	482	-
Gross deferred tax assets	99,482	124,663
Valuation allowance	(79,211)	(107,682)
Total deferred tax assets	20,271	16,981

Deferred tax liabilities:
Deferred contract acquisition costs	391	570
Leasing assets	4,570	4,944
Property and equipment	42	171
Intangibles	21,577	17,790
Other	78	13
Gross deferred tax liabilities	26,658	23,488

Deferred taxes assets (liabilities),net	(6,387)	(6,507)

*) Refer to note 8g.

A valuation allowance is provided when it is more likely than not that the deferred tax assets will not be realized. The Company has established a valuation allowance to offset the deferred tax assets at December 31, 2022 and 2023 due to the uncertainty of realizing future tax benefits from its net operating loss carryforwards and other deferred tax assets. The net change in the total valuation allowance for the year ended December 31, 2023 was a increase of $ 28,471.

As of December 31, 2023, the Company had approximately $301,013, $46,148 and $24,530 in net operating loss carryforwards in Israel, UK and US that can be carried forward indefinitely.

g.	Uncertain tax position

The Company operates its business in various countries, and accordingly attempts to utilize an efficient operating model to structure its tax payments based on the laws in the countries in which the Company operates. This can cause disputes between the Company and various tax authorities in different parts of the world.

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2022	2023
	(in thousands)

Beginning balance	19,389	53,670
Increases related to tax positions taken during the current year *)	34,281	-
Decrease related to tax positions taken during the current year	-	(53,670)
Ending balance	53,670	-

*) As of December 31, 2022 unrecognized tax benefit in amount of $53.7 million was related to Net operating loss carryforwards for which the Company has recognized valuation allowance.